Note 5 - Gain (Loss) on Solar Development	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of gain (loss) on sale of assets [text block]
5.	Gain/(lo ss ) on solar development

On
July 2, 2019,
the Company sold its
100%
interest in VivoRex, LLC, for
$1
and recorded a gain for accounting purposes of
$2.3
million as a result of the disposal of onerous contract obligations of
$2.0
million and other liabilities of
$0.5
million, less cash and other current assets of
$0.2
million. Results of operations for VivoRex, LLC, are reported within the Solar Development operating segment, as disclosed in Note
4.2,
and for the year ended
June 30, 2020
accounted for
$nil
(
three
months ended
June 30, 2019:
$0.1
million; year ended
March 31, 2019:
$1.959
million;
2018:
$0.645
million) of the operating loss reported for this segment.

The Company also recorded a gain on sale of
$0.5m
for Solar projects in Australia, related primarily to the sale of its
100%
interest in the Sun Connect portfolio, in
October 2019.
The gain on sale of
$0.3
million, comprised proceeds
$1.0
million, less disposal of
$0.8
million net book value of intangible assets and
$0.1
million other net liabilities. Results of operations for the Sun Connect portfolio are reported within the Solar Development operating segment, as disclosed in Note
4.2.

The Company also recorded a
$1.2
million loss on discontinued solar development projects in the ISS Joint Venture.

The loss on solar development for the year-ended
March 31, 2019,
totaling
$2.6
million, is comprised of a
$1.9
million provision for onerous contracts related to future obligations to purchase Solar Renewable Energy Certificates (“SRECs”) from the NC Projects, discontinued solar development projects in the ISS Joint Venture (
$0.8
million), and a correction to the gain on the sale of Amaroo solar project reported in the prior year (
$0.3
million), offset by a gain on sale of the NC Projects (
$0.4
million).

On
May 25, 2018,
the Company sold its
14.5%
and
10.0%
equity interests in the NC-
31
and NC-
47
projects, respectively, to the majority investor at the fair market value of these projects. The proceeds of sale, net of transaction costs, were
$11.4
million. A gain on sale of
$0.4
million was realized after the impairment recognized in the prior year.